CONDENSED CONSOLIDATED STATEMENT OF FINANCIAL POSITION - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 1,581,893	$ 1,216,803
Research and development incentive receivables - current		463
Financial assets - current	1,149,104	779,649
Prepaid expenses	62,397	27,913
Inventories	59,217	25,195
Trade and other receivables	12,051	6,978
Total current assets	2,864,663	2,057,001
Non-current assets
Restricted cash - non-current	1,437	1,509
Financial assets - non-current	118,021	6,307
Research and development incentive receivables - non-current	26,080	20,626
Deferred tax asset	16,254	15,038
Property, plant and equipment	11,394	11,582
Intangible assets	175,173	167,344
Total non-current assets	348,359	222,406
TOTAL ASSETS	3,213,022	2,279,407
Equity
Share capital	6,202	5,744
Share premium	3,442,742	2,339,033
Translation Differences	133,161	134,732
Accumulated losses	(928,764)	(991,931)
Other reserves	298,592	186,474
Total equity	2,951,933	1,674,052
Provisions for employee benefits	227	155
Deferred tax liabilities	12,388	1,487
Lease liabilities- non-current	4,431	6,181
Deferred revenue - non-current		269,039
Total non-current liabilities	17,046	276,862
Lease liabilities - current	3,450	3,476
Trade and other payables	239,439	275,192
Tax liabilities	1,154	3,497
Deferred revenue - current		46,328
Total current liabilities	244,043	328,493
Total liabilities	261,089	605,355
TOTAL EQUITY AND LIABILITIES	$ 3,213,022	$ 2,279,407